CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common stock par value (in dollars per share)	$ .0001	$ .0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	7,250,672	6,416,652
Common stock, shares outstanding	7,250,672	6,415,652
Cash and cash equivalents	$ 2,577	$ 4,178
Restricted cash	1,053	9,059
Inventories, net	15,919	12,266
Prepaid expenses and other current assets, net	19,761	24,837
Other receivable, noncurrent	5,558	6,848
Property, plant and equipment, net	61,328	126,985
Accounts payable	58,465	69,643
Accrued liabilities	32,810	16,574
Other current liabilities	85,310	71,217
Variable Interest Entities [Member]
Cash and cash equivalents	0	1,661
Restricted cash	134	0
Inventories, net	0	4
Prepaid expenses and other current assets, net	16	2,192
Other receivable, noncurrent	231	636
Property, plant and equipment, net	9	25
Accounts payable	6	78
Accrued liabilities	573	1,222
Other current liabilities	$ 15	$ 6,090